Plant Closure	6 Months Ended
Jun. 30, 2011
Plant Closure
Plant Closure
NOTE 5 – PLANT CLOSURE

During the second quarter we ceased production operations in our Chinese manufacturing plant. Since production operations ceased, we have continued to acquire inventory similar to that previously produced by this facility from alternative product sourcing channels. In conjunction with the plant closing, we incurred total costs of $10.2 million for the first six months of 2011. We incurred $7.1 million in compensation expense for severance packages for the termination of approximately 1,500 employees. We recorded a foreign currency exchange loss of $1.5 million related to the reversal of our foreign currency cumulative translation adjustment, which is classified as a selling, general and administrative expense. We also recorded an inventory valuation loss of $1.2 million, which is classified as additional cost of products sold, and accelerated depreciation of $0.4 million. Future costs to manage the liquidation, which are not expected to be significant, will be expensed as incurred and will include compensation expense such as retention bonuses for the remaining employees, rent expense, and professional fees.